Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of comprehensive income
Profit/(loss) for the year		£ 2,151	£ 1,508	£ (5,189)
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)	[1]	(2,053)
- other movements		86	90	(1,049)
- other movements			90	(1,049)
Profit/(loss) on fair value of credit in financial liabilities designated at fair value through profit or loss due to own credit risk		200	(126)
Fair value through other comprehensive income (FVOCI) financial assets	[2]	48
Tax		502	(10)	288
Total - Items that do not qualify for reclassification		(1,217)	(46)	(761)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets	[2]	7	26	(94)
Cash flow hedges		(581)	(1,069)	765
Currency translation		310	100	1,263
Tax		189	256	(106)
Total - Items that do qualify for reclassification		(75)	(687)	1,828
Other comprehensive (loss)/income after tax		(1,292)	(733)	1,067
Total comprehensive income/(loss) for the year		859	775	(4,122)
Attributable to:
Ordinary shareholders		305	2	(5,999)
Preference shareholders		182	234	260
Dividend access share				1,193
Paid-in equity holders		355	487	303
Non-controlling interests		17	52	121
Total comprehensive income/(loss) for the year		£ 859	£ 775	£ (4,122)

[1]	On 17 April 2018 RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc cannot continue to be a participant in the Main section and separate arrangements are required for its employees. Under the MoU NatWest Bank made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. Also under the MoU, NatWest Markets Plc is required to make a £53 million contribution to the NWM section in Q1 2019.
[2]	Refer to Note 33 for further information on the impact of IFRS 9 on classification and basis of preparation, year ended 31 December 2018 prepared under IFRS 9 and prior years under IAS 39.